Acquisitions and business divestments - Acquisitions (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) entity	Dec. 31, 2016 USD ($) entity	Dec. 31, 2015 USD ($) entity
Acquisitions
Acquisitions (net of cash acquired)	$ 2,111	$ 13	$ 37
Aggregate excess of purchase price over fair value of net assets acquired	$ 1,337	$ 12	$ 34
Number of acquired businesses | entity	5	1	3
Allocation of the purchase consideration for business acquisitions
Goodwill	$ 11,199	$ 9,501	$ 9,671
Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Weighted-average useful life (in years)	19 years
Business acquisitions in 2017
Allocation of the purchase consideration for business acquisitions
Intangible assets	$ 792
Fixed assets	131
Debt acquired	(50)
Deferred tax liabilities	(255)
Inventories	177
Other assets and liabilities, net	(21)
Goodwill	1,337
Total consideration (net of cash acquired)	2,111
Business acquisitions in 2017 | Technology
Allocation of the purchase consideration for business acquisitions
Intangible assets	$ 434
Weighted-average useful life (in years)	7 years
Business acquisitions in 2017 | Intangibles other than software: Customer-related
Allocation of the purchase consideration for business acquisitions
Intangible assets	$ 292
Weighted-average useful life (in years)	19 years
Business acquisitions in 2017 | Trade names
Allocation of the purchase consideration for business acquisitions
Intangible assets	$ 65
Weighted-average useful life (in years)	10 years
Business acquisitions in 2017 | Order backlog
Allocation of the purchase consideration for business acquisitions
Intangible assets	$ 1
Weighted-average useful life (in years)	3 months